Document and Entity Information	6 Months Ended
Dec. 31, 2019
Document and Entity Information
Entity Registrant Name	SASOL LTD
Entity Central Index Key	0000314590
Document Type	6-K
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2